Equity-Accounted Joint Ventures - MALT Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2024	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges	$ 7.5	$ 44.0
Number of vessels					42	10
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease						2
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Principal amount outstanding on secured loan facilities and finance leases		108.6					$ 95.6
Carrying value of guarantee liability		0.1					0.3
Asset Impairment Charges		86.9
Difference between carrying amount and book value		78.5					74.8
Number of vessels | vessel					6
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%			50.00%
Principal amount outstanding on secured loan facilities and finance leases		216.2					189.6
Carrying value of guarantee liability		0.7					0.9
Difference between carrying amount and book value		15.3					10.0
Number of vessels | vessel					18
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges			$ 30.0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value		$ 8.9					$ 8.7
Number of vessels | vessel					4